UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			11-14-2011
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	77
Form 13F Information Table Value Total: 	170669

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------

ABB Ltd ADR				SPONSORED ADR		000375204	2812		164613		SOLE		156538		NONE	8075
Accenture				SHS CLASS A		G1151C101	6097		115732		SOLE		108617		NONE	7115
Adobe Systems				COM			00724F101	1763		72935		SOLE		70210		NONE	2725
Advanced Energy				COM			007973100	1690		196060		SOLE		185980		NONE	10080
AES					COM			00130H105	798		81776		SOLE		73543		NONE	8233
Agco					COM			001084102	3080		89094		SOLE		83399		NONE	5695
Altria Group				COM			02209S103	236		8817		SOLE		8817		NONE	0
Ameron International			COM			030710107	5382		63367		SOLE		60042		NONE	3325
Anadarko Petroleum			COM			032511107	2430		38545		SOLE		36905		NONE	1640
Ascent Media Corp			COM SER A		043632108	1508		38346		SOLE		36471		NONE	1875
Bank of America				COM			060505104	1424		232723		SOLE		216313		NONE	16410
Barrick Gold				COM			067901108	3602		77210		SOLE		73175		NONE	4035
Best Buy				COM			086516101	3838		164700		SOLE		153840		NONE	10860
Capitol Federal Financial		COM			14057J101	2379		225258		SOLE		207380		NONE	17878
Chart Industries			COM PAR			16115Q308	3872		91795		SOLE		86565		NONE	5230
ChevronTexaco				COM			166764100	1275		13770		SOLE		13770		NONE	0
Chiquita Banana				COM			170032809	2100		251759		SOLE		236549		NONE	15210
Cisco Systems				COM			17275R102	4460		287730		SOLE		267045		NONE	20685
Covidien				SHS  			G2554F113	3344		75819		SOLE		71009		NONE	4810
Devon Energy				COM			25179M103	3794		68438		SOLE		64861		NONE	3577
Dominion Resources			COM			25746U109	305		6000		SOLE		6000		NONE	0
Eastman Chemical			COM			277432100	215		3133		SOLE		3133		NONE	0
Ecolab					COM			278865100	504		10300		SOLE		10300		NONE	0
Eldorado Gold				COM			284902103	206		12000		SOLE		12000		NONE	0
Emerson Electric			COM			291011104	229		5548		SOLE		5548		NONE	0
Esco Technologies			COM			296315104	3463		135815		SOLE		127520		NONE	8295
Exxon Mobil				COM			30231G102	1672		23020		SOLE		19651		NONE	3369
Flow International			COM			343468104	1311		593325		SOLE		563125		NONE	30200
General Electric			COM			369604103	728		47809		SOLE		42692		NONE	5117
General Mills				COM			370334104	871		22640		SOLE		22640		NONE	0
General Motors				COM			37045V100	281		13905		SOLE		13759		NONE	146
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	4401		125466		SOLE		117781		NONE	7685
Goldcorp				COM			380956409	274		6000		SOLE		6000		NONE	0
Green Mountain Coffee			COM			393122106	2949		31725		SOLE		27525		NONE	4200
Headwaters				COM			42210P102	1427		991155		SOLE		928315		NONE	62840
Hugoton Royalty Trust			UNIT BEN INT		444717102	2157		101360		SOLE		94850		NONE	6510
International Business Machine		COM			459200101	550		3144		SOLE		2878		NONE	266
J. M. Smucker				COM NEW			832696405	300		4111		SOLE		4048		NONE	63
Japan Smaller Cap Fund			COM			47109U104	255		34278		SOLE		31944		NONE	2334
Johnson & Johnson			COM			478160104	354		5557		SOLE		4957		NONE	600
Kinross Gold				COM NO PAR		496902404	4546		307575		SOLE		293265		NONE	14310
Kraft Foods				CL A 			50075N104	201		5989		SOLE		5989		NONE	0
Ladenburg Thalmann Financial S		COM			50575Q102	47		30000		SOLE		30000		NONE	0
Layne Christensen			COM			521050104	4490		194380		SOLE		182885		NONE	11495
LSB Industries				COM			502160104	4510		157297		SOLE		148037		NONE	9260
M.S. Emerging Markets Debt Fun		COM			61744H105	120		12440		SOLE		12440		NONE	0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2480		44935		SOLE		42560		NONE	2375
Metabolix				COM			591018809	1780		406349		SOLE		385069		NONE	21280
MFS Charter Income Trust		SH BEN INT		552727109	93		10900		SOLE		8900		NONE	2000
MFS Multi Market Income			SH BEN INT		552737108	69		11000		SOLE		11000		NONE	0
Microsoft				COM			594918104	5700		228989		SOLE		215217		NONE	13772
Monmouth Real Estate Investmen		CL A 			609720107	2168		273340		SOLE		250740		NONE	22600
National Oilwell Varco			COM			637071101	4617		90143		SOLE		84248		NONE	5895
Newmont Mining				COM			651639106	2992		47525		SOLE		44965		NONE	2560
Northgate Minerals			COM			666416102	50		15000		SOLE		15000		NONE	0
NorthWestern Energy			COM NEW			668074305	3185		99729		SOLE		92134		NONE	7595
NTT Docomo				SPONS ADR		62942M201	4117		225489		SOLE		211114		NONE	14375
Overhill Farms				COM			690212105	1754		473920		SOLE		451720		NONE	22200
Pearson Plc				SPONSORED ADR		705015105	2296		131115		SOLE		122595		NONE	8520
Penn West Petroleum Ltd			COM			707887105	793		53675		SOLE		50575		NONE	3100
People's United Financial		COM			712704105	3739		327940		SOLE		302915		NONE	25025
Pepsico					COM			713448108	239		3858		SOLE		3608		NONE	250
Philip Morris Intl Inc			COM			718172109	518		8307		SOLE		8307		NONE	0
Platinum Group Metals			COM NEW			72765Q205	28		26800		SOLE		26800		NONE	0
Procter & Gamble			COM			742718109	1688		26721		SOLE		24602		NONE	2119
Quanta Services Inc			COM			74762E102	3878		206390		SOLE		195140		NONE	11250
Streetracks Gold Trust			GOLD SHS		78463V107	278		1760		SOLE		1760		NONE	0
Stryker					COM			863667101	4112		87255		SOLE		81970		NONE	5285
SunOpta					COM			8676EP108	3588		727695		SOLE		684495		NONE	43200
Symantec				COM			871503108	3320		203706		SOLE		190756		NONE	12950
Templeton Global Income			COM			880198106	1349		142747		SOLE		134447		NONE	8301
TJX Companies				COM			872540109	3366		60679		SOLE		57129		NONE	3550
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1177		14450		SOLE		13700		NONE	750
Veolia Environnement			SPONSORED ADR		92334N103	2584		177490		SOLE		166890		NONE	10600
Vodafone Plc ADR			SPONS ADR NEW		92857W209	5360		208878		SOLE		196557		NONE	12321
W. P. Carey				COM			92930Y107	7227		198380		SOLE		186540		NONE	11840
Williams				COM			969457100	3874		159155		SOLE		149150		NONE	10005



